Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan

1. Description of the Plan

The following description of The Clorox Company 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering substantially all employees of The Clorox Company and its affiliated companies that have adopted the Plan (“Participating Company”) (collectively referred to as “Company”). The following employees are not covered by the Plan: (i) leased employees (contractors), (ii) nonresident aliens with no United States of America source of income, (iii) employees covered by a collective bargaining agreement, unless such coverage is specified in the written agreement, (iv) employees sent to a Participating Company by an international subsidiary to participate in a training or development program sponsored by the Participating Company, and (v) employees who are residents of Puerto Rico or who perform services for a Participating Company primarily in Puerto Rico and are participants of The Clorox Company Employee Retirement Investment Plan for Puerto Rico. Participants are eligible to participate on the first day of employment with the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The Company maintains a non-leveraged employee stock ownership plan (the “ESOP”) within the meaning of Section 4975(e)(7) of the Internal Revenue Code of 1986, as amended (the “Code”). The ESOP is maintained as part of the Plan and is designed to invest in the Company’s common stock. If elected, participants can receive dividends paid directly to them in cash. No participant shall be permitted to direct more than 5% of the contributions to be made to the Plan on their behalf in the ESOP fund; and no participant shall be permitted to effect a transfer or exchange from another investment fund into the ESOP fund if the portion of the participant’s account invested in the ESOP fund would exceed 5% of their account balance immediately after such transfer or exchange.

The Employee Benefits Committee (the “Committee”) administers the Plan. The Vanguard Fiduciary Trust Company and Vanguard Group, Inc. (“Vanguard”) are the Plan’s trustee and recordkeeper, respectively.

Contributions

Salary Deferral Contributions

The Plan allows for automatic enrollment at a rate of 6% for newly eligible participants who do not make a salary deferral contribution election, or fail to elect to decline a deferral contribution.

Participants may contribute from 1% to 50% of their covered compensation, on a pre-tax and after-tax basis, as defined in the Plan. Participants also have the option to contribute on a Roth basis. The combined pre-tax, after-tax and Roth contributions cannot exceed the 50% limit. Generally, covered compensation consists of regular pay plus most bonuses, overtime and vacation pay. It does not include, for example, short or long term disability pay, relocation, severance, deferred compensation, stock compensation, or Worker’s Compensation pay. Participant contributions are subject to limits specified under the Code.

Matching Contributions

Employees not covered by a collective bargaining agreement are eligible to receive a matching contribution of 100% of salary deferral contributions, including pre-tax, after-tax and Roth contributions, up to a maximum of 4% of covered compensation.

Certain participants covered by a collective bargaining agreement are eligible to receive a Company match of 100% of salary deferral contributions, including pre-tax, after-tax and Roth contributions up to 3% of eligible compensation. There were no employees covered by a collective bargaining agreement during the year ended December 31, 2025.

Participants are eligible for the Company matching contribution after completing one year of service. Matching contributions are funded each pay period.

Non-elective Employer Contributions

Certain participants are also eligible for a non-elective employer contribution. To receive a non-elective employer contribution for a particular Plan year, a participant must have completed at least one year of service prior to December 31 of the Plan year. A participant must also have been an eligible employee sometime during the Plan year and have been employed with the Company on December 31 of the Plan year or have separated from service during the Plan year due to death or certified disability, attainment of age 60 (age 62 for any participant not covered by a collective bargaining agreement and who first becomes a participant on or after July 1, 2011) or attainment of age 55 and 10 years of service. Additionally, certain participants can be deemed eligible at the discretion of the Committee.

The non-elective employer contribution is equal to 6% of covered compensation. The non-elective employer contributions are funded during the quarter subsequent to the Plan year end. See “Vesting” section for more information.

Rollover Contributions

Participants may also rollover amounts representing distributions from other qualified defined benefit, individual retirement accounts or defined contribution plans. Subject to Committee discretion, participants may also transfer outstanding loans under a plan sponsored by an entity that was acquired by or merged with the Company.

Investment Options

Participants direct the investment of their contributions and the Company contributions into the various investment options offered by the Plan. The Plan offers investments in mutual funds, common collective trust funds, and the Company’s common stock. Participants are also allowed to direct their contributions to a self-directed brokerage account which permits investments in additional mutual funds, common stocks, and other investment products.

Notes Receivable from Participants

Participants may borrow a minimum of $1,000 from their fund accounts up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms range from one to 5 years, or up to 15 years if loan proceeds are used for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at a fixed rate (prime plus 1%) determined at the time of the loan. Principal and accrued interest are repaid ratably through payroll deductions or directly to the custodian by the participant.

Participant Accounts and Forfeitures

Each participant’s account is credited with the participant’s contribution and allocations of: (a) Company contributions and (b) Plan earnings. Allocations are based on participants’ eligible compensation for the employer match and non-elective employer contribution and investment balances for investment earnings. At the discretion of the Committee, forfeited balances of terminated participants’ non-vested accounts may be used to pay the Plan’s expenses, to reduce the Company’s contributions to the Plan, or to restore accounts of previously terminated participants who subsequently resumed employment with the Company. The amounts of unallocated accounts including forfeitures related to non-vested accounts at December 31, 2025 and 2024 are approximately $2,246,000 and $2,546,000, respectively. Subsequent to year end, the Company used $1,570,000 and $1,750,000 of forfeitures to reduce the non-elective employer contribution for the Plan years ended December 31, 2025 and 2024, respectively.

Vesting

Participants are always fully vested in their individual contributions, Company matching contributions, and actual earnings thereon.

The non-elective employer contribution will vest in varying rates over a period of 5 years as follows:

Years of Service	Vesting Percentage
1	0%
2	20%
3	40%
4	70%
5	100%

Participants become immediately vested in the non-elective employer contributions upon reaching age 60 (age 62 for participants not covered by a collective bargaining agreement and who first became a participant on or after July 1, 2011) while employed by the Company, at death, or upon permanent disability. In certain cases, the Committee has the authority to accelerate vesting for specific participants.

Payment of Benefits

The Plan allows for lump-sum and partial distributions of the vested value of a participant’s account at death, upon permanent disability, retirement or upon termination of employment. Hardship and other in-service withdrawals are permitted if certain criteria are met.

Administrative Expenses

The Company pays all administrative expenses except for the quarterly recordkeeping fees, certain investment fees and loan fees, which are deducted from the affected participant’s account.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue or decrease its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of the Plan’s termination, participants will become 100% vested in their accounts.

Plan Amendment

The Plan was amended in February 2025 to be the “qualified replacement plan” as defined in the Code for The Clorox Company Pension Plan (the “Pension Plan”), another plan sponsored by the Company. As a result, $2,617,000 of excess plan assets from the Pension Plan were transferred into the Plan in February 2025. This amount was used to fund a portion of the non-elective employer contribution.